Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment, Gross	$ 13,876,000	$ 12,369,000
Accumulated depreciation	(10,072,000)	(9,094,000)
Total property, plant and equipment, net	3,804,000	3,275,000
Depreciation charge for the year	752,000	728,000	$ 623,974
Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment, Gross	224,000
Accumulated depreciation	(13,000)
Computer equipment and licenses
Property, plant and equipment
Property, plant and equipment, Gross	1,949,000	1,878,000
Accumulated depreciation	(1,736,000)	(1,692,000)
Office equipment and furniture
Property, plant and equipment
Property, plant and equipment, Gross	3,428,000	3,000,000
Accumulated depreciation	(3,317,000)	(2,946,000)
Machinery & equipment
Property, plant and equipment
Property, plant and equipment, Gross	8,275,000	7,491,000
Accumulated depreciation	$ (5,006,000)	$ (4,456,000)